NUVEEN ARIZONA                                                            NUVEEN
INSURED UNIT TRUST 52                                                        955


--------------------------------------------------------------------------------


RATED: "AAA"                                        NUVEEN TAX-FREE UNIT TRUSTS:
All bonds in this Unit Trust are insured by MBIA    For the tax-sensitive, conservative investor.
Insurance Corporation. As a result, the bonds are   - Double Tax-Free
rated Aaa by Moody's Investors Service, Inc.        - Dependable Income
and/or AAA by Standard & Poor's, the highest        - Diversified Portfolios
rating given by each agency.                        - Top-Rated Municipal Bonds
ESTIMATED CURRENT RETURN:                           DATE OF DEPOSIT: August 8, 1997
4.63 - 4.82%
ESTIMATED LONG-TERM RETURN:
4.65 - 4.93%


UNITS OF THE TRUST ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK AND ARE NOT FEDERALLY INSURED OR OTHERWISE PROTECTED BY THE FDIC OR ANY OTHER FEDERAL AGENCY AND INVOLVE INVESTMENT RISK, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.

--------------------------------------------------------------------------------

QUICK FACTS ABOUT THIS UNIT TRUST

Tax Status      Income is exempt from federal and state income
                taxes. Capital gains are taxable.
Total Principal $3,500,000 in 35,000 units
Average Life    21.6 years
Call Protection Earliest ordinary optional call is 2004
Minimum         $5,000 or 50 units, whichever is lower
Investment
Offering Price  $101.32 to $98.33 depending on the purchase amount
Cusip           67101J 857 monthly payment plan
Numbers         67101J 865 quarterly payment plan
                67101J 873 semi-annual payment plan
Insurance       Individual bonds (not units) are fully insured by
                MBIA Insurance Corporation, which guarantees
                timely payment of interest and principal.
Registration    Registered in Arizona

Payment         Investors may choose to receive monthly, quarterly
Plans           or semi-annual interest payments.
Bond Calls      Most municipal bonds are subject to optional bond
                calls. Bonds are usually called at a premium price
                and generally not below par value.
Sales Charge    The sales charge is a one-time expense included in
                the Public Offering Price.
Letter          Investors may use a Letter of Intent to get
of Intent       reduced sales charges on purchases made over a
(LOI)           13-month period (and to take advantage of dollar
                cost averaging). Minimum LOI investment $50,000.
Redemptions     Units can be redeemed on any business day at no
                charge. Units are redeemed at their current market
                value.
Reinvestment    Interest income and returned principal can be
                reinvested with no sales charge into Nuveen tax-
                free mutual or money market funds. For more
                information obtain a prospectus.

--------------------------------------------------------------------------------

MATURITY DATES (Description of Chart)
2014-15                                            28.6%
2016-17                                            14.3%
2018-19                                            28.5%
2020+                                              28.6%
The earliest ordinary optional call date is 2004

YIELD COMPARISON AS OF 08/07/97*
  (Description of Yield Comparison Chart)

Nuveen UIT
     Yield                                         4.63%
     Tax Equivalent Yield                          7.65%

Treasury Bonds
     Yield                                         6.48%
     Tax Equivalent Yield                          6.84%

Corporate Bonds
     Yield                   7.21%

 *COMPARES TRUST AS OF 08/07/97 WITH 30-YEAR TREASURY BONDS AND LEHMAN BROTHERS
  INVESTMENT GRADE LONG CORPORATE BOND INDEX AS OF 08/06/97. ASSUMES 39.5% FEDERAL AND STATE INCOME TAX RATE AND A 5.20% STATE INCOME TAX RATE. TREASURY BONDS ARE SUBJECT TO FEDERAL BUT NOT STATE INCOME TAXES; CORPORATE BONDS ARE GENERALLY SUBJECT TO BOTH. TREASURY BONDS, UNLIKE MUNICIPAL BONDS, ARE GUARANTEED BY THE U.S. GOVERNMENT.

CALL 1.800.257.8787 FOR A PROSPECTUS CONTAINING MORE COMPLETE INFORMATION INCLUDING CHARGES AND EXPENSES.
READ THE PROSPECTUS CAREFULLY BEFORE INVESTING.

--------------------------------------------------------------------------------
 BONDS THIS ARIZONA INSURED UNIT TRUST CONTAINS

                                                                                                        RATINGS
  PRINCIPAL                                                                              EARLIEST CALL ----------
    AMOUNT    BOND ISSUE                                                                 DATE AND PRICE S&P MOODY'S
 ----------------------------------------------------------------------------------------------------------------
 $   400,000  Madison Elementary School District No. 38 of Maricopa County, Arizona,      2005 at 101  AAA   Aaa
              School Improvement Bonds, Project of 1995, Series A (1995), 5.00% Due
              7/1/14. (Original issue discount bonds delivered on or about June 7, 1995 at a price of 91.92% of principal amount.)(General Obligation Bonds.)
     100,000  The Industrial Development Authority of the County of Maricopa (Arizona),   No Optional  AAA   Aaa
              Single Family Mortgage Revenue Bonds, Series 1983A, 0.00% Due 12/31/14.         Call
              (Original issue discount bonds delivered on or about December 29, 1983 at a price of 35.614% of principal amount.)(Escrow Secured.)
     500,000  City of Phoenix, Arizona, General Obligation Refunding Bonds, Series 1995A,  2005 at 101 AAA   Aaa
              5.00% Due 7/1/19. (Original issue discount bonds delivered on or about July
              6, 1995 at a price of 92.753% of principal amount.)
     500,000  City of Phoenix Civic Improvement Corporation (Arizona), Wastewater System  2004 at 102  AAA   Aaa
              Lease Revenue Refunding Bonds, Series 1993, 4.75% Due 7/1/23. (Original
              issue discount bonds delivered on or about November 4, 1993 at a price of
              92.50% of principal amount.)
     500,000  City of Phoenix Civic Improvement Corporation (Arizona), Municipal          2007 at 100  AAA   Aaa
              Facilities Subordinated Excise Tax Revenue Refunding Bonds, Series 1997,
              5.25% Due 7/1/15.
     500,000  Show Low Unified School District No. 10 Of Navajo County, Arizona, School   2007 at 101  AAA   Aaa
              Improvement Bonds, Project of 1997, Series A (1997), 5.25% Due 7/1/16.
              (General Obligation Bonds.)
     500,000  City of Tucson, Arizona, Water System Revenue Refunding Bonds, Series 1997,  2007 at 100 AAA   Aaa
              5.00% Due 7/1/19. (When issued.)
     500,000  University of Puerto Rico, University System Revenue Bonds, Series M, 5.25% 2005 at 101.5 AAA   Aaa
              Due 6/1/25. (Original issue discount bonds delivered on or about May 25,
              1995 at a price of 91.25% of principal amount.)
 ----------------------------------------------------------------------------------------------------------------
 $ 3,500,000  TOTAL         7 BONDS FROM ARIZONA AND ONE BOND FROM THE TERRITORY OF PUERTO RICO.

--------------------------------------------------------------------------------

HOW TO DETERMINE YOUR INCOME AND YIELD

HOW TO CALCULATE YOUR RETURN

The estimated current return is the net income         the sales charge, and returns are as of 08/07/97.
divided by the offering price. Estimated long-term     As of this date, Units are offered at the public
return is a measure of the return to the investor      offering price plus accrued interest to the
expected to be earned over the estimated life of       settlement date of $.07. Returns and prices will
the Unit Trust. The public offering prices, which      fluctuate.
include

                          Public                       Estimated Return (CURRENT/Long Term)
 Breakpoints             Offering     Sales      -------------------------------------------------
 Units / Dollars           Price      Charge      Monthly Plan   Quarterly Plan  Semi-Annual Plan
 50 / $5,000           $    101.32     4.90 %      4.63%   4.65%   4.66%   4.68%   4.68%   4.70 %
 500 / $50,000              101.17     4.75        4.64    4.66    4.67    4.69    4.69    4.71
 1,000 / $100,000           100.90     4.50        4.65    4.68    4.68    4.71    4.70    4.73
 2,500 / $250,000           100.64     4.25        4.66    4.70    4.70    4.73    4.71    4.75
 5,000 / $500,000            99.85     3.50        4.70    4.76    4.73    4.79    4.75    4.81
 10,000 / $1,000,000         99.34     3.00        4.72    4.80    4.76    4.83    4.78    4.85
 25,000 / $2,500,000         98.83     2.50        4.75    4.84    4.78    4.87    4.80    4.89
 50,000 / $5,000,000         98.33     2.00        4.77    4.88    4.81    4.91    4.82    4.93

HOW TO DETERMINE YOUR
TAXABLE EQUIVALENT YIELD

The table shows the approximate yield an investor must get from a taxable investment to match the estimated current return from this Unit Trust.

                 Taxable Equivalent Yield (by tax
   UNIT TRUST                bracket)
     RETURN      31.0%   34.5%   39.5%      43.0%
         4.63  % 6.71%   7.07%   7.65%      8.12 %
         4.64    6.72    7.08    7.67       8.14
         4.65    6.74    7.10    7.69       8.16
         4.66    6.75    7.11    7.70       8.18
         4.70    6.81    7.18    7.77       8.25
         4.72    6.84    7.21    7.80       8.28
         4.75    6.88    7.25    7.85       8.33
         4.77    6.91    7.28    7.88       8.37

JOHN NUVEEN & CO. INCORPORATED
333 WEST WACKER DRIVE, CHICAGO, IL 60606
HOW TO CALCULATE YOUR INCOME
The table shows expected interest payments for monthly, quarterly and semi-annual plans. Payments will remain relatively constant as long as the Unit Trust's size, composition and expenses remain the same. The first record date is 09/01/97.

                                                 Annual
                    First Payment   Payment      Income
 Payment Plan           Date       (per unit)  (per unit)
 Initial payment
  (all plans)            9/15/97   $   .2996
 Monthly plan           10/15/97       .3909   $ 4.6934
 Quarterly plan         11/15/97       .7872
                         2/15/98      1.1808     4.7254
 Semi-annual plan       11/15/97       .7902
                         5/15/98      2.3706     4.7444
 EXAMPLE OF HOW TO CALCULATE YOUR ESTIMATED INCOME:
 $10,000       DIVIDED  BY 101.39 =  98.629
 investment       offering price     # of units
 (as of           and accrued        purchased
 08/07/97)        interest
 98.629       X   $4.6934        =   $462.91
 # of units       annual income      annual income
 purchased        per unit
                  (monthly plan)

NUVEEN GEORGIA                                                            NUVEEN
INSURED UNIT TRUST 57                                                        955


--------------------------------------------------------------------------------


RATED: "AAA"                                        NUVEEN TAX-FREE UNIT TRUSTS:
All bonds in this Unit Trust are insured by MBIA    For the tax-sensitive, conservative investor.
Insurance Corporation. As a result, the bonds are   - Double Tax-Free
rated Aaa by Moody's Investors Service, Inc.        - Dependable Income
and/or AAA by Standard & Poor's, the highest        - Diversified Portfolios
rating given by each agency.                        - Top-Rated Municipal Bonds
ESTIMATED CURRENT RETURN:                           DATE OF DEPOSIT: August 8, 1997
4.75 - 4.94%
ESTIMATED LONG-TERM RETURN:
4.76 - 5.01%


UNITS OF THE TRUST ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK AND ARE NOT FEDERALLY INSURED OR OTHERWISE PROTECTED BY THE FDIC OR ANY OTHER FEDERAL AGENCY AND INVOLVE INVESTMENT RISK, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.

--------------------------------------------------------------------------------

QUICK FACTS ABOUT THIS UNIT TRUST

Tax Status      Income is exempt from federal and state income
                taxes. Capital gains are taxable.
Total Principal $3,500,000 in 35,000 units
Average Life    26.5 years
Call Protection Earliest ordinary optional call is 2004
Minimum         $5,000 or 50 units, whichever is lower
Investment
Offering Price  $102.50 to $99.47 depending on the purchase amount
Cusip           67102H 223 monthly payment plan
Numbers         67102H 231 quarterly payment plan
                67102H 249 semi-annual payment plan
Insurance       Individual bonds (not units) are fully insured by
                MBIA Insurance Corporation, which guarantees
                timely payment of interest and principal.
Registration    Registered in Georgia

Payment         Investors may choose to receive monthly, quarterly
Plans           or semi-annual interest payments.
Bond Calls      Most municipal bonds are subject to optional bond
                calls. Bonds are usually called at a premium price
                and generally not below par value.
Sales Charge    The sales charge is a one-time expense included in
                the Public Offering Price.
Letter          Investors may use a Letter of Intent to get
of Intent       reduced sales charges on purchases made over a
(LOI)           13-month period (and to take advantage of dollar
                cost averaging). Minimum LOI investment $50,000.
Redemptions     Units can be redeemed on any business day at no
                charge. Units are redeemed at their current market
                value.
Reinvestment    Interest income and returned principal can be
                reinvested with no sales charge into Nuveen tax-
                free mutual or money market funds. For more
                information obtain a prospectus.

--------------------------------------------------------------------------------

MATURITY DATES (Description of Chart)
2014-17                                            14.3%
2018-21                                             0.0%
2022-25                                            42.9%
2026+                                              42.8%
The earliest ordinary optional call date is 2004

YIELD COMPARISON AS OF 08/07/97*
  (Description of Yield Comparison Chart)

Nuveen UIT
     Yield                                         4.75%
     Tax Equivalent Yield                          7.92%

Treasury Bonds
     Yield                                         6.48%
     Tax Equivalent Yield                          6.89%

Corporate Bonds
     Yield                   7.21%

 *COMPARES TRUST AS OF 08/07/97 WITH 30-YEAR TREASURY BONDS AND LEHMAN BROTHERS
  INVESTMENT GRADE LONG CORPORATE BOND INDEX AS OF 08/06/97. ASSUMES 40.0% FEDERAL AND STATE INCOME TAX RATE AND A 6% STATE INCOME TAX RATE. TREASURY BONDS ARE SUBJECT TO FEDERAL BUT NOT STATE INCOME TAXES; CORPORATE BONDS ARE GENERALLY SUBJECT TO BOTH. TREASURY BONDS, UNLIKE MUNICIPAL BONDS, ARE GUARANTEED BY THE U.S. GOVERNMENT.

CALL 1.800.257.8787 FOR A PROSPECTUS CONTAINING MORE COMPLETE INFORMATION INCLUDING CHARGES AND EXPENSES.
READ THE PROSPECTUS CAREFULLY BEFORE INVESTING.

--------------------------------------------------------------------------------

 BONDS THIS GEORGIA INSURED UNIT TRUST CONTAINS

                                                                                                        RATINGS
  PRINCIPAL                                                                              EARLIEST CALL ----------
    AMOUNT    BOND ISSUE                                                                 DATE AND PRICE S&P MOODY'S
 ----------------------------------------------------------------------------------------------------------------
 $   500,000  Municipal Electric Authority of Georgia, Project One Subordinated Bonds,    2007 at 101  AAA   Aaa
              Series 1997A, 5.00% Due 1/1/26. (Original issue discount bonds delivered on or about August 7, 1997 at a price of 93.53% of principal amount.)
     500,000  City of Atlanta, Georgia, Public Improvement General Obligation Bonds,      2006 at 100  AAA   Aaa
              Series 1996B, 5.00% Due 12/1/16.
     500,000  City of Atlanta and Fulton County (Georgia), Recreation Authority, Revenue  2007 at 102  AAA   Aaa
              Bonds (Downtown Arena Public Improvements Project), Series 1996A, 5.375%
              Due 12/1/26.
     500,000  City of Atlanta, Georgia, Water and Sewerage Revenue Bonds, Series 1993,    2004 at 102  AAA   Aaa
              4.75% Due 1/1/23. (Original issue discount bonds delivered on or about
              October 21, 1993 at a price of 92.426% of principal amount.)
     500,000  Private Colleges and Universities Authority (Georgia), Revenue Bonds (Emory  2007 at 101 AAA   Aaa
              University Project), Series 1997A, 5.125% Due 11/1/27.
     500,000  Richmond County (Georgia), Water and Sewerage Revenue Refunding and         2006 at 102  AAA   Aaa
              Improvement Bonds, Series 1996A, 5.25% Due 10/1/22.
     500,000  University of Puerto Rico, University System Revenue Bonds, Series M, 5.25% 2005 at 101.5 AAA   Aaa
              Due 6/1/25. (Original issue discount bonds delivered on or about May 25,
              1995 at a price of 91.25% of principal amount.)
 ----------------------------------------------------------------------------------------------------------------
 $ 3,500,000  TOTAL         6 BONDS FROM GEORGIA AND ONE BOND FROM THE TERRITORY OF PUERTO RICO.

--------------------------------------------------------------------------------

HOW TO DETERMINE YOUR INCOME AND YIELD

HOW TO CALCULATE YOUR RETURN

The estimated current return is the net income         the sales charge, and returns are as of 08/07/97.
divided by the offering price. Estimated long-term     As of this date, Units are offered at the public
return is a measure of the return to the investor      offering price plus accrued interest to the
expected to be earned over the estimated life of       settlement date of $.07. Returns and prices will
the Unit Trust. The public offering prices, which      fluctuate.
include

                          Public                       Estimated Return (CURRENT/Long Term)
 Breakpoints             Offering     Sales      -------------------------------------------------
 Units / Dollars           Price      Charge      Monthly Plan   Quarterly Plan  Semi-Annual Plan
 50 / $5,000           $    102.50     4.90 %      4.75%   4.76%   4.78%   4.79%   4.80%   4.81 %
 500 / $50,000              102.34     4.75        4.76    4.77    4.79    4.79    4.80    4.81
 1,000 / $100,000           102.07     4.50        4.77    4.79    4.80    4.82    4.82    4.84
 2,500 / $250,000           101.81     4.25        4.78    4.80    4.81    4.83    4.83    4.85
 5,000 / $500,000           101.02     3.50        4.82    4.86    4.85    4.89    4.87    4.91
 10,000 / $1,000,000        100.50     3.00        4.84    4.89    4.87    4.92    4.89    4.94
 25,000 / $2,500,000         99.98     2.50        4.87    4.93    4.90    4.96    4.92    4.98
 50,000 / $5,000,000         99.47     2.00        4.89    4.96    4.92    4.99    4.94    5.01

HOW TO DETERMINE YOUR
TAXABLE EQUIVALENT YIELD

The table shows the approximate yield an investor must get from a taxable investment to match the estimated current return from this Unit Trust.

                 Taxable Equivalent Yield (by tax
   UNIT TRUST                bracket)
     RETURN      32.5%   35.0%   40.0%      43.0%
         4.75  % 7.04%   7.31%   7.92%      8.33 %
         4.76    7.05    7.32    7.93       8.35
         4.77    7.07    7.34    7.95       8.37
         4.78    7.08    7.35    7.97       8.39
         4.82    7.14    7.42    8.03       8.46
         4.84    7.17    7.45    8.07       8.49
         4.87    7.21    7.49    8.12       8.54
         4.89    7.24    7.52    8.15       8.58

JOHN NUVEEN & CO. INCORPORATED
333 WEST WACKER DRIVE, CHICAGO, IL 60606
HOW TO CALCULATE YOUR INCOME
The table shows expected interest payments for monthly, quarterly and semi-annual plans. Payments will remain relatively constant as long as the Unit Trust's size, composition and expenses remain the same. The first record date is 09/01/97.

                                                 Annual
                    First Payment   Payment      Income
 Payment Plan           Date       (per unit)  (per unit)
 Initial payment
  (all plans)            9/15/97   $   .3107
 Monthly plan           10/15/97       .4053   $ 4.8663
 Quarterly plan         11/15/97       .8160
                         2/15/98      1.2240     4.8983
 Semi-annual plan       11/15/97       .8190
                         5/15/98      2.4570     4.9173
 EXAMPLE OF HOW TO CALCULATE YOUR ESTIMATED INCOME:
 $10,000       DIVIDED  BY 102.57 =  97.494
 investment       offering price     # of units
 (as of           and accrued        purchased
 08/07/97)        interest
 97.494       X   $4.8663        =   $474.44
 # of units       annual income      annual income
 purchased        per unit
                  (monthly plan)